Derivatives - Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Notional amount	$ 571,543	$ 510,046
Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	16,052,623
Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	11,207,946
Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	3,520,263
Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,324,414
Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	13,056,103
Trading Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	884,565
Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,846,060
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	9,770,263
Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	245,796
Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	309,419
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	11,197,668
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,817,528
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	9,380,140
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	650,346
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	28,532
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	390,123
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	109,532
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	122,159
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,208,089
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	884,565
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	136,264
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	187,260
Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,730,333
Trading Derivatives [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	16
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	169,992
Trading Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	27,654
Trading Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	27,295
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,747,596
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	757,780
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	2,730,300
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	169,992
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	27,639
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	27,293
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,747,596
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	757,780
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	33
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	16
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	15
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	2
Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	10,583
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	9,471
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	1,112
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	10,178
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	9,222
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	956
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	405
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	249
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	156
Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	255,604
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	158,917
Trading Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	96,687
Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	100
Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	100
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	139,212
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	92,327
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	46,885
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	116,292
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	66,590
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	49,702
Non Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,805,298
Non Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	1,454,000	1,244,000
Non Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	352,000	337,000
Non Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,649,296
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	867
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,642,583
Non Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	472
Non Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	5,374
Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	123,349
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	20,473
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,955
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	100,921
Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,199
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	3,199
Non Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	29,454
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	29,454
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	17,857,921	14,328,813
Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	14,705,399	11,418,156
Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	884,565	575,825
Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,846,927	970,904
Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	11,412,846	9,442,704
Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	246,268	200,948
Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	314,793	227,775
Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,853,682	2,678,403
Derivatives [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	16	24
Derivatives [member] | Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	190,465	1,825,682
Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	27,654	34,090
Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	27,295	32,655
Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,749,551	6
Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	858,701	785,946
Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	13,782	13,734
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	12,670	12,612
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	1,112	1,122
Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	285,058	218,520
Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	188,371	145,327
Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 96,687	$ 73,193